UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22973

 NAME OF REGISTRANT:                     AMG Pantheon Fund, LLC



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 600 Steamboat Road
                                         Suite 300
                                         Greenwich, CT 06830

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ropes & Gray LLP
                                         Prudential Tower
                                         800 Boylston Street
                                         Boston, MA 02199

 REGISTRANT'S TELEPHONE NUMBER:          203-299-3538

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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AMG Pantheon Fund, LLC
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         AMG Pantheon Fund, LLC
By (Signature)       /s/ Keitha L. Kinne
Name                 Keitha L. Kinne
Title                President
Date                 08/31/2020